Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Common shares, par value	$ 0.01	$ 0.01
Common Class A [Member]
Common shares, shares authorized	214,000,000	214,000,000
Common shares, par value	$ 0.01	$ 0.01
Common shares, shares issued	17,556,738	9,017,205
Common shares, shares outstanding	17,556,738	9,017,205
Common Class B [Member]
Common shares, shares authorized	20,000,000	20,000,000
Common shares, par value	$ 0.01	$ 0.01
Common shares, shares issued	0	925,745
Common shares, shares outstanding	0	925,745
Series B Preferred Shares [Member]
Preferred shares, shares authorized	44,000	16,100
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, shares issued	14,428	14,000
Preferred shares, shares outstanding	14,428	14,000
Series C Preferred Shares [Member]
Preferred shares, shares authorized	250,000	250,000
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, shares issued	250,000	250,000
Preferred shares, shares outstanding	250,000	250,000